Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 83,500
Fair value	(978)	$ (568)
Notional amount	99,719	100,873
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	121	90
Notional amount of derivative asset	35,453	22,036
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(1,103)	(921)
Notional amount of derivative liability	48,018	65,668
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	24	263
Notional amount of derivative asset	7,788	13,169
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(20)
Notional amount of derivative liability	$ 8,460